UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2010

           CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: ____________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT
                        [  ]  ADDS NEW HOLDINGS ENTRIES.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

              NAME:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              ADDRESS:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ 07960
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FORM 13F FILE NUMBER: 28-    10831
                             -----

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Edward T. Dartley
           -----------------
TITLE:     Counsel
           -------
PHONE:     (973) 984-1233
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SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Edward T. Dartley             Morristown, NJ             11/15/2010
----------------------           ----------------           ------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       20
---------------------------------------       --


Form 13F Information Table Value Total:       $244,358     (thousands)
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List of Other Included Managers:     None
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

                           Form 13F Information Table

                     W.R. Huff Asset Management Co., L.L.C.
                                    FORM 13F
                               September 30, 2010


                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AT&T Inc                    Com        00206R102      293       10,250  SH         SOLE                10,250
Apple Inc                   Com        037833100      445        1,570  SH         SOLE                 1,570
Bristol Myers Squibb Co     Com        110122108      268        9,885  SH         SOLE                 9,885
CKX, Inc.                   Com        12562M106   68,338   13,946,612  SH         SOLE            13,946,612
Chevron Corp New            Com        166764100      486        6,000  SH         SOLE                 6,000
Clear Channel Outdoor
   Hldgs                    CL A       18451C109      219       19,200  SH         SOLE                19,200
Comcast Corp New            CL A       20030N101   13,045      721,543  SH         SOLE               721,543
Consolidated Edison Inc     Com        209115104      378        7,834  SH         SOLE                 7,834
Corning Inc                 Com        219350105    3,609      197,428  SH         SOLE               197,428
Duke Energy Corp New        Com        26441C105      389       21,944  SH         SOLE                21,944
Hewlett Packard Co          Com        428236103      975       23,180  SH         SOLE                23,180
Kraft Foods Inc             CL A       50075N104    6,220      201,567  SH         SOLE               201,567
Mercer Intl Inc             Com        588056101    7,426    1,518,698  SH         SOLE             1,518,698
Portugal Telecom            Sponsored
  SGPS S A                  ADR        737273102      161       12,175  SH         SOLE                12,175
Rentrak Corp                Com        760174102   26,206    1,037,042  SH         SOLE             1,037,042
Sara Lee Corp               Com        803111103      213       15,845  SH         SOLE                15,845
Southern Co                 Com        842587107      422       11,331  SH         SOLE                11,331
Telefonica S A              Sponsored
                            ADR        879382208      574        7,739  SH         SOLE                 7,739
Time Warner Cable Inc       Com        88732J207  114,117    2,113,669  SH         SOLE             2,113,669
Verizon Communications
   Inc                      Com        92343V104      574       17,600  SH         SOLE                17,600


This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.